Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Loss Per Share

Year ended December 31, 2019				Year ended December 31, 2018			Year ended December 31, 2017
	Loss for the period	Weighted average shares outstanding	Loss per share	Loss for the period	Weighted average shares outstanding	Loss per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$(136,223)	84,872,767	$(1.61)	$(14,044)	68,456,434	$(0.21)	$11,898	39,409,369	$0.30
Effect of dilutive securities:
Share options	-	-	-	-	-	-	-	172,570	-
Warrants	-	-	-	-	-	-	-	275,304	-
Diluted EPS	$(136,223)	84,872,767	$(1.61)	$(14,044)	68,456,434	$(0.21)	$11,898	39,857,243	$0.30